Commitments and Contingencies (Details) - USD ($)	Nov. 30, 2025	May 31, 2025	May 31, 2024
Commitments and Contingencies
2025	$ 9,282	$ 46,356
2026	116,228	116,092
2027	123,492	123,348
2028	125,913	125,767
2029	128,335	128,185
Thereafter	54,482	54,418
Total lease payment	557,731	594,168
Less: Imputed interest	(78,121)	(73,427)
Operating lease liabilities	479,611	520,741
Operating lease liability - current		60,475
Operating lease liability - non-current		460,266
Operating lease liability - current	82,810	60,475	$ 21,945
Operating lease liability - non-current	$ 396,801	$ 460,266	$ 302,557